ORGANIZATION (Details)	12 Months Ended
Dec. 31, 2013 visit brand country
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Minimum number of brands and products owned by the company	150
More than 1 billion monthly visits to company websites	1,000,000,000
Number of countries where the company has consumer audiences	100